Note 11 - Financial Instruments designated at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2020
Financial assets and liabilities designated at fair value through profit or loss
Financial Instruments designated at fair value through profit or loss
Financial assets and liabilities designated at fair value through profit or loss (Millions of Euros)
	Notes	June 2020	December 2019
ASSETS
Debt securities		1,098	1,214
Total assets	6.2.2	1,098	1,214
LIABILITIES
Deposits		914	944
Debt certificates		4,202	4,656
Other financial liabilities: Unit-linked products		4,087	4,410
Total liabilities		9,203	10,010